U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20594

                                FORM 24F-2
                     ANNUAL NOTICE OF SECURITIES SOLD
                          PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
PLEASE PRINT OR TYPE.

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1.    NAME AND ADDRESS OF ISSUER:

      The New Economy Fund
      333 South Hope Street
      Los Angeles, CA 90071

2.    NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS
FILED (if the Form is being
filed for all series and classes of securities of the issuer, check the box but do not list series
or classes:     _

3.    INVESTMENT COMPANY ACT FILE NUMBER:    811-3735

      SECURITIES ACT FILE NUMBER:  2-83848


4(A). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:


      November 30, 1997

4(B). CHECK BOX IF THIS NOTICE IS BEING FILED LATE (I.E., MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR).
(SEE INSTRUCTION A.2) OTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(C).  _ CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
FORM.

5.    CALCULATION OF REGISTRATION FEE:


      (i) Aggregate sale price of securities sold during the              $820,937,000
      fiscal year pursuant to section 24(f):

      (ii) Aggregate price of securities redeemed or repurchased
      during the fiscal year:                                             $806,006,000

      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
      October 11, 1995 that were not previously used to
      reduce registration fees payable to the Commission:                 $


      (iv) Total available redemption credits [add items 5(ii) and 5(iii):$806,006,000


      (v) Net sales -- if Item 5(i) is greater than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:                               $14,931,000


      (vi) Redemption credits available for use in future years  $(     )
      if item 5(i) is less than Item 5(iv) [subtract Item
      5(iv) from Item 5(i)]:

      (vii) Multiplier for determining registration fee (See
      Instruction C.9):                                                    x .000295

      (viii) Registration fee due [multiply Item 5(v) by Item
      5(vii)] (enter "0" if no fee is due):                                $4,404.65

6.    PREPAID SHARES

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of
1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities
(number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered
pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the
issuer in future fiscal years, then state that number here:_________


7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Insruction D):                                                          +$_________

8.    Total of the amount of the registration fee due plus any interest due [line 5(viiii) plus line 7]:

                                                                            =$4,245.35

9.    Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

 CIK # 719608    January 28, 1998

 Method of delivery:
X Wire transfer
_ Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
   /s/ Chad L. Norton
       Chad L. Norton
       Secretary

Date January 28, 1998

* Please print the name and title of the signing officer below the signature.